Interest income and finance (costs) income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income
Interest income from bank deposits	¥ 1,932,306	¥ 2,129,939	¥ 2,256,095
Others	55,725	100,496	47,307
Investment income	1,988,031	2,230,435	2,303,402
Finance (costs) income, net
Interest expenses on borrowings	(195,782)	(199,116)	(99,272)
Foreign exchanges gains (losses)	646,851	(1,129,759)	271,411
Fair value changes of exchange rate derivatives	(279,314)	130,199
Others	(85,119)	(143,261)	(85,136)
Total	¥ 86,636	¥ (1,341,937)	¥ 87,003